Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a) (b)
................ 1,025,940 $ 582,662,104
Boeing Co. (The)
(b)
.................... 10,180,823 2,210,460,290
GE Aerospace
(a)
...................... 13,714,164 4,224,373,937
General Dynamics Corp. ................ 3,296,293 1,109,730,001
Howmet Aerospace, Inc. ................ 5,227,399 1,071,721,343
Huntington Ingalls Industries, Inc. .......... 510,307 173,540,101
L3Harris Technologies, Inc. .............. 2,431,316 713,761,438
Lockheed Martin Corp. ................. 2,647,492 1,280,512,456
Northrop Grumman Corp. ............... 1,744,213 994,567,695
RTX Corp. ......................... 17,432,032 3,197,034,669
Textron, Inc.
(a)
....................... 2,291,172 199,721,463
TransDigm Group, Inc. ................. 732,729 974,419,661
16,732,505,158
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 1,535,164 246,792,965
Expeditors International of Washington, Inc. ... 1,742,452 259,642,772
FedEx Corp. ........................ 2,821,800 815,105,148
United Parcel Service, Inc. , Class B ........ 9,607,964 953,013,949
2,274,554,834
Automobile Components — 0.0%
Aptiv plc
(a) (b)
......................... 2,809,329 213,761,844
Automobiles — 2.4%
Ford Motor Co. ...................... 50,883,255 667,588,306
General Motors Co. ................... 12,128,611 986,298,646
Tesla, Inc.
(b)
......................... 36,533,432 16,429,815,039
18,083,701,991
Banks — 3.6%
Bank of America Corp. ................. 87,347,886 4,804,133,730
Citigroup, Inc. ....................... 23,263,549 2,714,623,533
Citizens Financial Group, Inc. ............ 5,583,950 326,158,519
Fifth Third Bancorp ................... 8,604,996 402,799,863
Huntington Bancshares, Inc. ............. 20,446,673 354,749,777
JPMorgan Chase & Co. ................ 35,393,470 11,404,483,903
KeyCorp ........................... 12,078,137 249,292,748
M&T Bank Corp. ..................... 1,998,219 402,601,164
PNC Financial Services Group, Inc. (The) .... 5,098,621 1,064,235,161
Regions Financial Corp. ................ 11,400,708 308,959,187
Truist Financial Corp. .................. 16,632,101 818,465,690
US Bancorp ........................ 20,209,960 1,078,403,466
Wells Fargo & Co. .................... 40,812,804 3,803,753,333
27,732,660,074
Beverages — 1.0%
Brown-Forman Corp. , Class B, NVS ........ 2,292,966 59,754,694
Coca-Cola Co. (The) .................. 50,334,601 3,518,891,956
Constellation Brands, Inc. , Class A ......... 1,832,827 252,856,813
Keurig Dr Pepper, Inc. ................. 17,659,856 494,652,566
Molson Coors Beverage Co. , Class B ....... 2,200,165 102,703,702
Monster Beverage Corp.
(a) (b)
.............. 9,272,988 710,959,990
PepsiCo, Inc. ....................... 17,777,482 2,551,424,217
7,691,243,938
Biotechnology — 1.7%
AbbVie, Inc. ........................ 22,978,667 5,250,395,623
Amgen, Inc. ........................ 7,001,062 2,291,517,603
Biogen, Inc.
(b)
....................... 1,906,809 335,579,316
Gilead Sciences, Inc. .................. 16,132,631 1,980,119,129
Incyte Corp.
(b)
....................... 2,144,069 211,769,695
Moderna, Inc.
(a) (b)
..................... 4,520,668 133,314,499
Regeneron Pharmaceuticals, Inc. .......... 1,310,320 1,011,396,699
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 3,298,705 $ 1,495,500,899
12,709,593,463
Broadline Retail — 3.9%
Amazon.com, Inc.
(b)
................... 126,479,773 29,194,061,204
eBay, Inc. .......................... 5,876,656 511,856,737
29,705,917,941
Building Products — 0.4%
A O Smith Corp. ..................... 1,473,988 98,580,317
Allegion plc ......................... 1,115,596 177,625,195
Builders FirstSource, Inc.
(a) (b)
............. 1,438,000 147,955,820
Carrier Global Corp. ................... 10,292,989 543,881,539
Johnson Controls International plc ......... 7,945,658 951,492,545
Lennox International, Inc. ............... 416,325 202,159,094
Masco Corp. ........................ 2,700,332 171,363,069
Trane Technologies plc ................. 2,882,956 1,122,046,475
3,415,104,054
Capital Markets — 3.4%
Ameriprise Financial, Inc. ............... 1,203,703 590,223,729
Ares Management Corp. , Class A .......... 2,678,403 432,910,277
Bank of New York Mellon Corp. (The) ....... 9,066,588 1,052,540,201
BlackRock, Inc.
(c)
..................... 1,875,969 2,007,924,659
Blackstone, Inc. , Class A ................ 9,600,974 1,479,894,132
CBOE Global Markets, Inc.
(a)
............. 1,359,374 341,202,874
Charles Schwab Corp. (The) ............. 21,716,674 2,169,712,899
CME Group, Inc. , Class A ............... 4,688,306 1,280,282,602
Coinbase Global, Inc. , Class A
(a) (b)
.......... 2,966,422 670,826,671
FactSet Research Systems, Inc. ........... 486,989 141,319,338
Franklin Resources, Inc. ................ 3,988,325 95,281,084
Goldman Sachs Group, Inc. (The) ......... 3,899,502 3,427,662,258
Interactive Brokers Group, Inc. , Class A
(a)
..... 5,787,660 372,204,415
Intercontinental Exchange, Inc. ........... 7,413,153 1,200,634,260
Invesco Ltd. ........................ 5,798,439 152,324,993
KKR & Co., Inc. ...................... 8,923,447 1,137,561,024
Moody's Corp. ....................... 1,994,757 1,019,021,613
Morgan Stanley ...................... 15,704,155 2,787,958,637
MSCI, Inc. ......................... 976,935 560,496,918
Nasdaq, Inc. ........................ 5,864,803 569,648,315
Northern Trust Corp. ................... 2,458,826 335,851,043
Raymond James Financial, Inc. ........... 2,292,274 368,116,282
Robinhood Markets, Inc. , Class A
(a) (b)
........ 10,223,809 1,156,312,798
S&P Global, Inc. ..................... 4,030,446 2,106,270,775
State Street Corp. .................... 3,631,454 468,493,881
T. Rowe Price Group, Inc. ............... 2,876,878 294,534,770
26,219,210,448
Chemicals — 1.0%
Air Products & Chemicals, Inc. ............ 2,892,984 714,624,908
Albemarle Corp. ..................... 1,530,459 216,468,121
CF Industries Holdings, Inc. .............. 2,027,896 156,837,477
Corteva, Inc.
(a)
....................... 8,785,515 588,893,070
Dow, Inc. .......................... 9,241,051 216,055,772
DuPont de Nemours, Inc. ............... 5,444,122 218,853,704
Ecolab, Inc. ........................ 3,314,238 870,053,760
International Flavors & Fragrances, Inc. ...... 3,332,325 224,565,382
Linde plc .......................... 6,071,030 2,588,626,482
LyondellBasell Industries NV , Class A ....... 3,343,604 144,778,053
Mosaic Co. (The) ..................... 4,121,432 99,285,297
PPG Industries, Inc. ................... 2,917,522 298,929,304
Sherwin-Williams Co. (The) .............. 2,997,393 971,245,254
7,309,216,584
Commercial Services & Supplies — 0.5%
Cintas Corp. ........................ 4,441,154 835,247,833
Copart, Inc.
(b)
....................... 11,576,640 453,225,456

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 2,616,134 $ 554,437,278
Rollins, Inc. ......................... 3,816,756 229,081,695
Veralto Corp. ........................ 3,226,056 321,895,868
Waste Management, Inc. ................ 4,818,938 1,058,768,868
3,452,656,998
Communications Equipment — 0.9%
Arista Networks, Inc.
(a) (b)
................ 13,425,526 1,759,146,672
Cisco Systems, Inc. ................... 51,235,332 3,946,657,624
F5, Inc.
(a) (b)
......................... 749,993 191,443,213
Motorola Solutions, Inc. ................ 2,164,868 829,837,202
6,727,084,711
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. .............. 457,585 427,059,504
EMCOR Group, Inc. ................... 581,535 355,777,298
Quanta Services, Inc.
(a)
................. 1,938,719 818,255,741
1,601,092,543
Construction Materials — 0.3%
CRH plc ........................... 8,714,525 1,087,572,720
Martin Marietta Materials, Inc.
(a)
........... 783,375 487,776,277
Vulcan Materials Co.
(a)
................. 1,717,091 489,748,695
2,065,097,692
Consumer Finance — 0.7%
American Express Co. ................. 6,985,749 2,584,377,842
Capital One Financial Corp. .............. 8,265,503 2,003,227,307
Synchrony Financial ................... 4,682,781 390,684,419
4,978,289,568
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. ................ 5,761,979 4,968,784,971
Dollar General Corp. .................. 2,861,926 379,977,915
Dollar Tree, Inc.
(a) (b)
................... 2,466,260 303,374,643
Kroger Co. (The) ..................... 7,926,565 495,251,781
Sysco Corp. ........................ 6,225,905 458,786,939
Target Corp. ........................ 5,907,981 577,505,143
Walmart, Inc. ........................ 57,012,407 6,351,752,264
13,535,433,656
Containers & Packaging — 0.2%
Amcor plc .......................... 29,971,243 249,960,167
Avery Dennison Corp. .................. 1,004,939 182,778,305
Ball Corp. .......................... 3,484,247 184,560,563
International Paper Co. ................. 6,864,854 270,406,599
Packaging Corp. of America ............. 1,161,225 239,479,432
Smurfit WestRock plc .................. 6,787,264 262,463,499
1,389,648,565
Distributors — 0.0%
Genuine Parts Co. .................... 1,807,405 222,238,519
Pool Corp. ......................... 426,441 97,548,379
319,786,898
Diversified Telecommunication Services — 0.6%
AT&T, Inc. .......................... 92,173,422 2,289,587,803
Verizon Communications, Inc. ............ 54,817,096 2,232,700,320
4,522,288,123
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 3,340,101 217,139,966
American Electric Power Co., Inc. .......... 6,959,255 802,471,694
Constellation Energy Corp.
(a)
............. 4,062,390 1,435,120,515
Duke Energy Corp. ................... 10,110,500 1,185,051,705
Edison International ................... 5,003,051 300,283,121
Entergy Corp. ....................... 5,803,572 536,424,160
Evergy, Inc. ......................... 2,993,287 216,983,375
Security
Shares
Shares Value
Electric Utilities (continued)
Eversource Energy ................... 4,877,994 $ 328,435,336
Exelon Corp. ........................ 13,131,763 572,413,549
FirstEnergy Corp. .................... 6,756,366 302,482,506
NextEra Energy, Inc. .................. 27,077,043 2,173,745,012
NRG Energy, Inc. ..................... 2,491,589 396,760,632
PG&E Corp. ........................ 28,573,218 459,171,613
Pinnacle West Capital Corp. ............. 1,552,607 137,716,241
PPL Corp. ......................... 9,613,160 336,652,863
Southern Co. (The) ................... 14,316,012 1,248,356,247
Xcel Energy, Inc. ..................... 7,689,440 567,942,039
11,217,150,574
Electrical Equipment — 0.9%
AMETEK, Inc.
(a)
...................... 2,993,017 614,496,320
Eaton Corp. plc ...................... 5,049,772 1,608,402,880
Emerson Electric Co. .................. 7,304,264 969,421,918
GE Vernova, Inc. ..................... 3,527,583 2,305,522,421
Generac Holdings, Inc.
(a) (b)
............... 762,066 103,922,940
Hubbell, Inc. ........................ 690,688 306,741,448
Rockwell Automation, Inc. ............... 1,459,749 567,944,544
6,476,452,471
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 15,914,564 2,150,694,179
CDW Corp. ......................... 1,692,709 230,546,966
Corning, Inc. ........................ 10,143,719 888,184,036
Jabil, Inc. .......................... 1,389,014 316,722,972
Keysight Technologies, Inc.
(a) (b)
............ 2,234,412 454,010,174
TE Connectivity plc ................... 3,824,894 870,201,634
Teledyne Technologies, Inc.
(a) (b)
........... 610,407 311,753,167
Zebra Technologies Corp. , Class A
(b)
........ 658,677 159,939,949
5,382,053,077
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 12,829,531 584,256,842
Halliburton Co. ...................... 10,942,397 309,232,139
SLB Ltd. ........................... 19,423,261 745,464,757
1,638,953,738
Entertainment — 1.4%
Electronic Arts, Inc. ................... 2,918,359 596,308,294
Live Nation Entertainment, Inc.
(a) (b)
......... 2,050,015 292,127,138
Netflix, Inc.
(b)
........................ 55,091,523 5,165,381,197
Take-Two Interactive Software, Inc.
(a) (b)
...... 2,258,282 578,187,940
TKO Group Holdings, Inc. , Class A
(a)
........ 861,940 180,145,460
Walt Disney Co. (The) ................. 23,211,419 2,640,763,140
Warner Bros Discovery, Inc.
(a) (b)
........... 32,217,366 928,504,488
10,381,417,657
Financial Services — 3.9%
Apollo Global Management, Inc. ........... 6,037,118 873,933,202
Berkshire Hathaway, Inc. , Class B
(b)
........ 23,841,268 11,983,813,360
Block, Inc. , Class A
(a) (b)
................. 7,120,473 463,471,587
Corpay, Inc.
(a) (b)
...................... 909,563 273,714,794
Fidelity National Information Services, Inc. .... 6,732,845 447,464,879
Fiserv, Inc.
(b)
........................ 6,992,905 469,713,429
Global Payments, Inc. ................. 3,078,000 238,237,200
Jack Henry & Associates, Inc. ............ 940,991 171,712,038
Mastercard, Inc. , Class A ................ 10,660,697 6,085,978,703
PayPal Holdings, Inc. .................. 12,164,863 710,184,702
Visa, Inc. , Class A
(a)
................... 21,941,713 7,695,178,166
29,413,402,060
Food Products — 0.4%
Archer-Daniels-Midland Co. .............. 6,246,537 359,113,412
Bunge Global SA ..................... 1,759,778 156,761,024
Campbell's Co. (The) .................. 2,561,924 71,400,822

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. .................. 6,227,719 $ 107,801,816
General Mills, Inc. .................... 6,935,207 322,487,126
Hershey Co. (The) .................... 1,926,572 350,597,573
Hormel Foods Corp. ................... 3,796,297 89,972,239
J M Smucker Co. (The) ................. 1,385,945 135,559,280
Kraft Heinz Co. (The) .................. 11,078,345 268,649,866
Lamb Weston Holdings, Inc. ............. 1,809,003 75,779,136
McCormick & Co., Inc. (Non-Voting) , NVS .... 3,289,868 224,072,909
Mondelez International, Inc. , Class A ........ 16,776,602 903,084,486
Tyson Foods, Inc. , Class A .............. 3,680,034 215,723,593
3,281,003,282
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 2,087,305 349,894,937
Ground Transportation — 0.8%
CSX Corp. ......................... 24,210,561 877,632,836
JB Hunt Transport Services, Inc. .......... 978,002 190,064,909
Norfolk Southern Corp. ................. 2,917,353 842,298,158
Old Dominion Freight Line, Inc.
(a)
.......... 2,392,378 375,124,870
Uber Technologies, Inc.
(a) (b)
.............. 27,014,884 2,207,386,172
Union Pacific Corp. ................... 7,710,565 1,783,607,896
6,276,114,841
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................... 22,607,937 2,832,548,427
Align Technology, Inc.
(a) (b)
................ 867,556 135,468,869
Baxter International, Inc.
(a)
............... 6,673,787 127,536,070
Becton Dickinson & Co. ................ 3,727,424 723,381,176
Boston Scientific Corp.
(b)
................ 19,273,962 1,837,772,277
Cooper Cos., Inc. (The)
(a) (b)
.............. 2,584,799 211,850,126
Dexcom, Inc.
(a) (b)
..................... 5,070,785 336,548,000
Edwards Lifesciences Corp.
(b)
............ 7,544,746 643,189,596
GE HealthCare Technologies, Inc.
(a)
........ 5,922,444 485,758,857
Hologic, Inc.
(b)
....................... 2,891,516 215,389,027
IDEXX Laboratories, Inc.
(a) (b)
............. 1,038,199 702,372,769
Insulet Corp.
(a) (b)
...................... 914,771 260,014,509
Intuitive Surgical, Inc.
(b)
................. 4,608,960 2,610,330,586
Medtronic plc ....................... 16,675,918 1,601,888,683
ResMed, Inc.
(a)
...................... 1,897,756 457,112,488
Solventum Corp.
(b)
.................... 1,915,630 151,794,521
STERIS plc ......................... 1,276,035 323,500,393
Stryker Corp. ....................... 4,474,859 1,572,778,693
Zimmer Biomet Holdings, Inc. ............ 2,575,853 231,620,702
15,460,855,769
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. ................... 3,089,093 634,808,612
Cencora, Inc. ....................... 2,520,682 851,360,345
Centene Corp.
(b)
..................... 6,066,287 249,627,710
Cigna Group (The) .................... 3,473,025 955,880,671
CVS Health Corp. .................... 16,504,490 1,309,796,326
DaVita, Inc.
(a) (b)
...................... 458,973 52,143,923
Elevance Health, Inc. .................. 2,889,441 1,012,893,543
HCA Healthcare, Inc.
(a)
................. 2,076,781 969,565,978
Henry Schein, Inc.
(a) (b)
.................. 1,301,038 98,332,452
Humana, Inc. ....................... 1,562,829 400,287,392
Labcorp Holdings, Inc. ................. 1,077,797 270,397,711
McKesson Corp.
(a)
.................... 1,604,725 1,316,339,870
Molina Healthcare, Inc.
(a) (b)
............... 668,273 115,972,096
Quest Diagnostics, Inc. ................. 1,446,309 250,978,001
UnitedHealth Group, Inc. ................ 11,777,274 3,887,795,920
Universal Health Services, Inc. , Class B ..... 718,108 156,561,906
12,532,742,456
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 2,026,816 $ 99,192,375
Healthpeak Properties, Inc. .............. 9,033,609 145,260,433
Ventas, Inc. ........................ 6,107,247 472,578,773
Welltower, Inc. ....................... 8,923,268 1,656,247,773
2,373,279,354
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 8,312,268 147,376,512
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. , Class A
(a) (b)
................. 5,529,473 750,460,076
Booking Holdings, Inc. ................. 419,098 2,244,408,092
Carnival Corp.
(b)
...................... 14,115,167 431,077,200
Chipotle Mexican Grill, Inc.
(b)
............. 17,191,572 636,088,164
Darden Restaurants, Inc. ............... 1,512,254 278,284,981
Domino's Pizza, Inc. ................... 405,400 168,978,828
DoorDash, Inc. , Class A
(a) (b)
.............. 4,860,346 1,100,771,162
Expedia Group, Inc.
(a)
.................. 1,521,268 430,990,437
Hilton Worldwide Holdings, Inc.
(a)
.......... 3,022,006 868,071,223
Las Vegas Sands Corp. ................ 3,955,719 257,477,750
Marriott International, Inc. , Class A ......... 2,895,836 898,404,161
McDonald's Corp. .................... 9,259,039 2,829,840,090
MGM Resorts International
(a) (b)
............ 2,659,679 97,051,687
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 5,919,007 132,112,236
Royal Caribbean Cruises Ltd. ............ 3,297,461 919,727,822
Starbucks Corp. ...................... 14,778,828 1,244,525,106
Wynn Resorts Ltd.
(a)
................... 1,096,692 131,964,948
Yum! Brands, Inc. .................... 3,609,883 546,103,100
13,966,337,063
Household Durables — 0.2%
DR Horton, Inc. ...................... 3,560,603 512,833,650
Garmin Ltd. ......................... 2,128,031 431,671,088
Lennar Corp. , Class A .................. 2,805,114 288,365,719
NVR, Inc.
(b)
......................... 36,930 269,321,996
PulteGroup, Inc. ..................... 2,534,213 297,161,817
1,799,354,270
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 3,122,024 261,781,712
Clorox Co. (The) ..................... 1,591,341 160,454,913
Colgate-Palmolive Co. ................. 10,480,026 828,131,655
Kimberly-Clark Corp. .................. 4,313,355 435,174,386
Procter & Gamble Co. (The) ............. 30,381,056 4,353,909,135
6,039,451,801
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 9,252,413 132,679,602
Vistra Corp. ........................ 4,140,008 667,907,491
800,587,093
Industrial Conglomerates — 0.4%
3M Co. ............................ 6,906,737 1,105,768,593
Honeywell International, Inc. ............. 8,253,553 1,610,185,655
2,715,954,248
Industrial REITs — 0.2%
Prologis, Inc. ........................ 12,076,646 1,541,704,628
Insurance — 1.8%
Aflac, Inc. .......................... 6,132,846 676,268,928
Allstate Corp. (The) ................... 3,402,255 708,179,378
American International Group, Inc. ......... 7,015,319 600,160,540
Aon plc , Class A ..................... 2,794,493 986,120,690
Arch Capital Group Ltd.
(b)
............... 4,694,790 450,324,257
Arthur J Gallagher & Co. ................ 3,338,838 864,057,886
Assurant, Inc. ....................... 651,112 156,820,325
Brown & Brown, Inc. ................... 3,817,541 304,258,018

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Chubb Ltd. ......................... 4,758,576 $ 1,485,246,741
Cincinnati Financial Corp. ............... 2,031,846 331,841,089
Erie Indemnity Co. , Class A, NVS .......... 331,141 94,921,568
Everest Group Ltd. .................... 546,489 185,451,042
Globe Life, Inc. ...................... 1,035,022 144,758,177
Hartford Insurance Group, Inc. (The) ........ 3,622,868 499,231,210
Loews Corp. ........................ 2,210,085 232,744,051
Marsh & McLennan Cos., Inc. ............ 6,369,589 1,181,686,151
MetLife, Inc. ........................ 7,195,945 568,047,898
Principal Financial Group, Inc. ............ 2,599,284 229,282,842
Progressive Corp. (The) ................ 7,621,730 1,735,620,356
Prudential Financial, Inc. ................ 4,550,541 513,665,068
Travelers Cos., Inc. (The) ............... 2,900,127 841,210,838
Willis Towers Watson plc ................ 1,244,880 409,067,568
WR Berkley Corp.
(a)
................... 3,895,004 273,117,681
13,472,082,302
Interactive Media & Services — 8.1%
Alphabet, Inc. , Class A ................. 75,642,662 23,676,153,206
Alphabet, Inc. , Class C, NVS ............. 60,457,181 18,971,463,398
Match Group, Inc. .................... 3,069,259 99,106,373
Meta Platforms, Inc. , Class A ............. 28,315,828 18,690,994,904
61,437,717,881
IT Services — 1.0%
Accenture plc , Class A ................. 8,062,752 2,163,236,361
Akamai Technologies, Inc.
(a) (b)
............. 1,870,452 163,196,937
Cognizant Technology Solutions Corp. , Class A . 6,275,104 520,833,632
EPAM Systems, Inc.
(a) (b)
................ 718,224 147,149,733
Gartner, Inc.
(b)
....................... 937,100 236,411,588
GoDaddy, Inc. , Class A
(b)
................ 1,757,046 218,014,268
International Business Machines Corp. ...... 12,152,970 3,599,831,244
VeriSign, Inc. ....................... 1,084,726 263,534,182
7,312,207,945
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,731,841 142,010,962
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............... 3,685,935 501,545,175
Bio-Techne Corp.
(a)
.................... 2,037,792 119,842,548
Charles River Laboratories International, Inc.
(a) (b)
640,037 127,674,581
Danaher Corp. ...................... 8,173,428 1,871,061,138
IQVIA Holdings, Inc.
(b)
.................. 2,214,177 499,097,638
Mettler-Toledo International, Inc.
(a) (b)
........ 265,597 370,292,681
Revvity, Inc.
(a)
....................... 1,474,040 142,613,370
Thermo Fisher Scientific, Inc.
(a)
............ 4,884,781 2,830,486,350
Waters Corp.
(a) (b)
..................... 774,356 294,123,639
West Pharmaceutical Services, Inc. ........ 934,742 257,184,914
7,013,922,034
Machinery — 1.6%
Caterpillar, Inc. ...................... 6,084,457 3,485,602,882
Cummins, Inc. ....................... 1,794,689 916,099,000
Deere & Co. ........................ 3,268,652 1,521,786,312
Dover Corp. ........................ 1,782,402 347,996,166
Fortive Corp.
(a)
....................... 4,129,445 227,986,658
IDEX Corp. ......................... 973,161 173,164,268
Illinois Tool Works, Inc. ................. 3,432,256 845,364,653
Ingersoll Rand, Inc.
(a)
.................. 4,674,673 370,327,595
Nordson Corp. ....................... 696,867 167,547,733
Otis Worldwide Corp. .................. 5,066,895 442,593,278
PACCAR, Inc. ....................... 6,826,630 747,584,251
Parker-Hannifin Corp. .................. 1,640,631 1,442,049,024
Pentair plc ......................... 2,131,619 221,986,803
Snap-on, Inc. ....................... 676,158 233,004,047
Stanley Black & Decker, Inc. ............. 2,013,427 149,557,358
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.
(a)
.. 2,222,646 $ 474,423,789
Xylem, Inc. ......................... 3,163,641 430,824,631
12,197,898,448
Media — 0.4%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,144,081 238,826,909
Comcast Corp. , Class A ................ 47,253,250 1,412,399,643
Fox Corp. , Class A, NVS ................ 2,709,025 197,948,457
Fox Corp. , Class B .................... 1,932,227 125,459,499
News Corp. , Class A, NVS .............. 4,891,656 127,770,054
News Corp. , Class B
(a)
................. 1,620,071 48,002,704
Omnicom Group, Inc. .................. 4,147,242 334,889,791
Paramount Skydance Corp. , Class B, NVS
(a)
.. 4,015,107 53,802,434
Trade Desk, Inc. (The) , Class A
(b)
.......... 5,724,832 217,314,623
2,756,414,114
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ................ 18,667,376 948,116,027
Newmont Corp. ...................... 14,188,038 1,416,675,594
Nucor Corp. ........................ 2,975,518 485,336,741
Steel Dynamics, Inc. ................... 1,784,737 302,423,685
3,152,552,047
Multi-Utilities — 0.6%
Ameren Corp. ....................... 3,515,199 351,027,772
CenterPoint Energy, Inc. ................ 8,488,392 325,444,949
CMS Energy Corp. .................... 3,956,616 276,686,157
Consolidated Edison, Inc. ............... 4,689,014 465,712,871
Dominion Energy, Inc. .................. 11,102,123 650,473,387
DTE Energy Co. ..................... 2,697,787 347,960,567
NiSource, Inc. ....................... 6,204,257 259,089,772
Public Service Enterprise Group, Inc. ....... 6,488,850 521,054,655
Sempra ........................... 8,486,740 749,294,275
WEC Energy Group, Inc. ................ 4,229,294 446,021,345
4,392,765,750
Office REITs — 0.0%
BXP, Inc. .......................... 1,914,590 129,196,533
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. ......................... 4,611,203 112,790,025
Chevron Corp. ....................... 24,608,106 3,750,521,363
ConocoPhillips ...................... 16,066,198 1,503,956,795
Coterra Energy, Inc. ................... 9,920,773 261,114,745
Devon Energy Corp. ................... 8,155,845 298,748,602
Diamondback Energy, Inc. ............... 2,421,427 364,013,121
EOG Resources, Inc. .................. 7,054,566 740,799,976
EQT Corp. ......................... 8,113,472 434,882,099
Expand Energy Corp. .................. 3,095,400 341,608,344
Exxon Mobil Corp. .................... 54,829,440 6,598,174,810
Kinder Morgan, Inc. ................... 25,454,181 699,735,436
Marathon Petroleum Corp. .............. 3,908,286 635,604,552
Occidental Petroleum Corp. .............. 9,342,387 384,158,953
ONEOK, Inc. ........................ 8,186,731 601,724,728
Phillips 66 .......................... 5,238,595 675,988,299
Targa Resources Corp. ................. 2,790,914 514,923,633
Texas Pacific Land Corp.
(a)
.............. 752,907 216,249,949
Valero Energy Corp. ................... 3,965,564 645,554,164
Williams Cos., Inc. (The) ................ 15,876,113 954,313,152
19,734,862,746
Passenger Airlines — 0.2%
Delta Air Lines, Inc.
(a)
.................. 8,431,939 585,176,567
Southwest Airlines Co. ................. 6,723,763 277,893,125
United Airlines Holdings, Inc.
(a) (b)
........... 4,207,986 470,536,994
1,333,606,686

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 3,196,927 $ 334,782,196
Kenvue, Inc. ........................ 24,949,085 430,371,716
765,153,912
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. ................ 26,467,062 1,427,633,324
Eli Lilly & Co. ....................... 10,324,756 11,095,808,778
Johnson & Johnson ................... 31,324,433 6,482,591,410
Merck & Co., Inc. ..................... 32,270,032 3,396,743,568
Pfizer, Inc. ......................... 73,917,883 1,840,555,287
Viatris, Inc. ......................... 14,974,754 186,435,687
Zoetis, Inc. , Class A ................... 5,729,682 720,908,589
25,150,676,643
Professional Services — 0.5%
Automatic Data Processing, Inc. ........... 5,258,467 1,352,635,466
Broadridge Financial Solutions, Inc. ........ 1,517,623 338,687,925
Dayforce, Inc.
(a) (b)
..................... 2,074,668 143,484,039
Equifax, Inc. ........................ 1,591,328 345,286,349
Jacobs Solutions, Inc. .................. 1,554,340 205,887,876
Leidos Holdings, Inc.
(a)
................. 1,662,319 299,882,348
Paychex, Inc. ....................... 4,216,209 472,974,326
Paycom Software, Inc.
(a)
................ 635,359 101,250,810
Verisk Analytics, Inc.
(a)
................. 1,812,085 405,345,294
3,665,434,433
Real Estate Management & Development — 0.1%
(b)
CBRE Group, Inc. , Class A
(a)
............. 3,811,182 612,799,954
CoStar Group, Inc. .................... 5,508,546 370,394,633
983,194,587
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 1,838,740 333,381,949
Camden Property Trust ................. 1,387,603 152,747,338
Equity Residential .................... 4,501,509 283,775,127
Essex Property Trust, Inc. ............... 838,168 219,331,802
Invitation Homes, Inc. .................. 7,332,593 203,772,760
Mid-America Apartment Communities, Inc. .... 1,520,801 211,254,467
UDR, Inc. .......................... 3,918,189 143,719,173
1,547,982,616
Retail REITs — 0.2%
Federal Realty Investment Trust ........... 1,020,845 102,901,176
Kimco Realty Corp. ................... 8,804,194 178,461,012
Realty Income Corp. ................... 11,960,153 674,193,825
Regency Centers Corp. ................ 2,140,173 147,736,142
Simon Property Group, Inc. .............. 4,244,847 785,763,628
1,889,055,783
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc.
(b)
........... 21,166,971 4,533,118,509
Analog Devices, Inc. ................... 6,396,166 1,734,640,219
Applied Materials, Inc. ................. 10,357,542 2,661,784,719
Broadcom, Inc. ...................... 61,397,812 21,249,782,733
First Solar, Inc.
(b)
..................... 1,395,049 364,428,650
Intel Corp.
(b)
........................ 58,296,084 2,151,125,500
KLA Corp. .......................... 1,708,301 2,075,722,379
Lam Research Corp. .................. 16,330,291 2,795,419,213
Microchip Technology, Inc. ............... 7,026,615 447,735,908
Micron Technology, Inc. ................. 14,593,710 4,165,190,771
Monolithic Power Systems, Inc. ........... 622,631 564,327,833
NVIDIA Corp. ....................... 315,936,283 58,922,116,780
NXP Semiconductors NV
(a)
.............. 3,272,128 710,248,104
ON Semiconductor Corp.
(b)
.............. 5,231,497 283,285,563
Qnity Electronics, Inc. .................. 2,720,717 222,146,543
QUALCOMM, Inc. .................... 13,924,580 2,381,799,409
Skyworks Solutions, Inc. ................ 1,929,444 122,346,044
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. ....................... 2,036,161 $ 394,119,323
Texas Instruments, Inc. ................. 11,813,435 2,049,512,838
107,828,851,038
Software — 10.3%
Adobe, Inc.
(a) (b)
....................... 5,442,436 1,904,798,176
AppLovin Corp. , Class A
(a) (b)
.............. 3,519,297 2,371,372,705
Autodesk, Inc.
(b)
...................... 2,769,342 819,752,925
Cadence Design Systems, Inc.
(a) (b)
......... 3,539,009 1,106,223,433
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 3,262,803 1,529,471,534
Datadog, Inc. , Class A
(a) (b)
............... 4,231,227 575,404,560
Fair Isaac Corp.
(b)
..................... 308,260 521,150,521
Fortinet, Inc.
(b)
....................... 8,218,273 652,613,059
Gen Digital, Inc. ...................... 7,286,900 198,130,811
Intuit, Inc. .......................... 3,624,879 2,401,192,347
Microsoft Corp. ...................... 96,632,036 46,733,185,250
Oracle Corp. ........................ 21,868,114 4,262,314,100
Palantir Technologies, Inc. , Class A
(b)
....... 29,699,758 5,279,131,984
Palo Alto Networks, Inc.
(a) (b)
.............. 8,892,800 1,638,053,760
PTC, Inc.
(a) (b)
........................ 1,557,304 271,297,930
Roper Technologies, Inc. ................ 1,399,270 622,857,055
Salesforce, Inc. ...................... 12,377,436 3,278,906,571
ServiceNow, Inc.
(b)
.................... 13,487,896 2,066,210,788
Synopsys, Inc.
(a) (b)
.................... 2,415,035 1,134,390,240
Trimble, Inc.
(a) (b)
...................... 3,093,359 242,364,678
Tyler Technologies, Inc.
(a) (b)
.............. 559,419 253,948,255
Workday, Inc. , Class A
(a) (b)
............... 2,821,329 605,965,043
78,468,735,725
Specialized REITs — 0.7%
American Tower Corp. ................. 6,088,111 1,068,889,648
Crown Castle, Inc. .................... 5,662,439 503,220,954
Digital Realty Trust, Inc. ................ 4,198,086 649,485,885
Equinix, Inc. ........................ 1,276,541 978,034,653
Extra Space Storage, Inc. ............... 2,759,221 359,305,759
Iron Mountain, Inc. .................... 3,840,555 318,574,037
Public Storage ....................... 2,053,133 532,788,014
SBA Communications Corp. ............. 1,385,253 267,949,488
VICI Properties, Inc. ................... 13,896,136 390,759,344
Weyerhaeuser Co. .................... 9,380,505 222,224,163
5,291,231,945
Specialty Retail — 1.7%
AutoZone, Inc.
(a) (b)
.................... 216,269 733,476,314
Best Buy Co., Inc. .................... 2,540,398 170,028,838
Carvana Co. , Class A
(a) (b)
................ 1,838,727 775,979,569
Home Depot, Inc. (The) ................ 12,941,511 4,453,173,935
Lowe's Cos., Inc. ..................... 7,291,564 1,758,433,574
O'Reilly Automotive, Inc.
(b)
............... 10,974,632 1,000,996,185
Ross Stores, Inc. ..................... 4,228,413 761,706,318
TJX Cos., Inc. (The) ................... 14,469,876 2,222,717,652
Tractor Supply Co. .................... 6,870,040 343,570,700
Ulta Beauty, Inc.
(a) (b)
................... 583,634 353,104,406
Williams-Sonoma, Inc. ................. 1,583,439 282,786,371
12,855,973,862
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ......................... 192,114,628 52,228,282,768
Dell Technologies, Inc. , Class C ........... 3,918,581 493,270,976
Hewlett Packard Enterprise Co. ........... 17,154,841 412,059,281
HP, Inc. ........................... 12,152,542 270,758,636
NetApp, Inc. ........................ 2,601,464 278,590,780
Sandisk Corp.
(a) (b)
..................... 1,810,114 429,684,861
Seagate Technology Holdings plc .......... 2,832,638 780,080,179
Super Micro Computer, Inc.
(a) (b)
............ 6,517,277 190,760,698

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
................. 4,445,200 $ 765,774,604
55,849,262,783
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(b)
................ 1,894,890 196,443,246
Lululemon Athletica, Inc.
(b)
............... 1,403,004 291,558,261
NIKE, Inc. , Class B ................... 15,462,884 985,140,340
Ralph Lauren Corp. , Class A ............. 503,986 178,214,490
Tapestry, Inc. ........................ 2,660,773 339,966,966
1,991,323,303
Tobacco — 0.6%
Altria Group, Inc. ..................... 21,825,259 1,258,444,434
Philip Morris International, Inc. ............ 20,238,612 3,246,273,365
4,504,717,799
Trading Companies & Distributors — 0.2%
Fastenal Co. ........................ 14,926,160 598,986,801
United Rentals, Inc. ................... 827,273 669,528,584
WW Grainger, Inc. .................... 568,775 573,922,414
1,842,437,799
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 2,536,268 330,982,974
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 6,253,157 1,269,640,997
Total Long-Term Investments — 99 .8%
(Cost: $ 691,735,103,700 ) ........................... 759,782,828,561
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 1,745,423,826 $ 1,746,296,537
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 1,009,757,623 1,009,757,623
Total Short-Term Securities — 0 .4%
(Cost: $ 2,755,145,476 ) ............................ 2,756,054,160
Total Investments — 100 .2%
(Cost: $ 694,490,249,176 ) ........................... 762,538,882,721
Liabilities in Excess of Other Assets — (0.2) % ............. (1,298,502,923)
Net Assets — 100.0% ...............................
$ 761,240,379,798
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,391,968,255 $ — $ (1,645,573,818)
(a)
$ 603,305 $ (701,205) $ 1,746,296,537 1,745,423,826 $ 15,424,108
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,014,516,435 — (4,758,812)
(a)
— — 1,009,757,623 1,009,757,623 27,296,069 —
BlackRock, Inc. .......... 1,681,270,283 884,572,126 (764,953,039) 184,977,535 22,057,754 2,007,924,659 1,875,969 27,326,242 —
$ 185,580,840 $ 21,356,549 $ 4,763,978,819 $ 70,046,419 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Core S&P 500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,179 03/20/26 $ 1,440,188 $ (9,886,905)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 759,782,828,561 $ — $ — $ 759,782,828,561
Short-Term Securities
Money Market Funds ...................................... 2,756,054,160 — — 2,756,054,160
$ 762,538,882,721 $ — $ — $ 762,538,882,721
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (9,886,905) $ — $ — $ (9,886,905)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust